Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation	Equity-Based Compensation
The Colony Capital, Inc. 2014 Omnibus Stock Incentive Plan (the "Equity Incentive Plan") provides for the grant of restricted stock, performance stock units ("PSUs"), Long Term Incentive Plan ("LTIP") units, RSUs, deferred stock units ("DSUs"), options, warrants or rights to purchase shares of the Company's common stock, cash incentives and other equity-based awards to the Company's officers, directors (including non-employee directors), employees, co-employees, consultants or advisors of the Company or of any parent or subsidiary who provides services to the Company. Shares reserved for the issuance of awards under the Equity Incentive Plan are subject to equitable adjustment upon the occurrence of certain corporate events, provided that this number automatically increases each January 1st by 2% of the outstanding number of shares of the Company’s class A common stock on the immediately preceding December 31st. At March 31, 2019, an aggregate of 54.4 million shares of the Company's class A common stock were reserved for the issuance of awards under the Equity Incentive Plan.
Restricted Stock—Restricted stock awards relating to the Company's class A common stock are granted to senior executives, directors and certain employees, with a service condition only and generally subject to annual time-based vesting in equal tranches over a three-year period. Restricted stock is entitled to dividends declared and paid on the Company's class A common stock and such dividends are not forfeitable prior to vesting of the award. Restricted stock awards are valued based on the Company's class A common stock price on grant date and equity-based compensation expense is recognized on a straight-line basis over the requisite three-year service period.
Performance Stock Units ("PSUs")—PSUs are granted to senior executives and certain employees, and are subject to both a service condition and market condition. Following the end of the measurement period for the PSUs, the recipients of PSUs who remain employed will vest in, and be issued a number of shares of the Company's class A common stock, ranging from 0% to 200% of the number of PSUs granted, to be determined based upon the performance of the Company's class A common stock either relative to that of a specified peer group or against a target stock price over a three-year measurement period (such measurement metric the "total shareholder return"). In addition, recipients of PSUs who terminate after the first anniversary of the PSU grant are eligible to vest in a portion of the PSU award following the end of the measurement period based on achievement of the total shareholder return metric otherwise applicable to the award. PSUs also contain dividend equivalent rights which entitle the recipients to a payment equal to the amount of dividends that would have been paid on the shares that are ultimately issued at the end of the measurement period. In February 2019, the PSUs issued in 2018 were modified to, among other things, reduce the potential maximum number of shares of the Company’s class A common stock to be issued upon final vesting from 200% to 125% of the number of PSUs granted. The incremental value resulting from the modification was immaterial.
Fair value of PSUs, including dividend equivalent rights, was determined using a Monte Carlo simulation under a risk-neutral premise, with the following assumptions:

	2019 PSU Grant	2018 PSU Grant (4)
Expected volatility of the Company's class A common stock (1)	26.2%	29.0%
Expected annual dividend yield (2)	8.5%	7.3%
Risk-free rate (per annum) (3)	2.4%	2.1%
__________

(1)	Based upon historical volatility of the Company's stock, and where applicable, a combination of historical volatility and implied volatility on actively traded stock options of a specified peer group.

(2)	Based upon a combination of historical dividend yields and the current annualized dividends.

(3)	Based upon the continuously compounded zero-coupon US Treasury yield for the term coinciding with the remaining measurement period of the award as of valuation date.

(4)	Reflects assumptions applied in valuing the award upon modification in February 2019.
Fair value of PSU awards, excluding dividend equivalent rights, is recognized on a straight-line basis over their measurement period as compensation expense, and is not subject to reversal even if the market condition is not achieved. The dividend equivalent right is accounted for as a liability-classified award. The fair value of the dividend equivalent right is recognized as compensation expense on a straight-line basis over the measurement period, and is subject to adjustment to fair value at each reporting period.
LTIP Units—LTIP units are designated as profits interests for federal income tax purposes. Unvested LTIP units do not accrue distributions. Each vested LTIP unit is convertible, at the election of the holder, into one common OP Unit and upon conversion, subject to the redemption terms of OP Units (Note 14). LTIP units are valued based on the Company's class A common stock price on grant date, with equity-based compensation cost recognized on a straight-line basis over the service period and represent an allocation to noncontrolling interest in the Operating Company.
Deferred Stock Units—Certain non-employee directors may elect to defer the receipt of annual base fees and/or restricted stock awards, and in lieu, receive awards of DSUs. DSUs awarded in lieu of annual base fees are fully vested on their grant date, while DSUs awarded in lieu of restricted stock awards vest one year from their grant date. DSUs are entitled to a dividend equivalent, in the form of additional DSUs based on dividends declared and paid on the Company's class A common stock. Any such additional DSUs will also be credited with additional DSUs as cash dividends are paid, subject to the same restrictions and vesting conditions, if any. Upon separation of service from the Company, vested DSUs are to be settled in shares of the Company’s class A common stock or cash, at the option of the Company. Fair value of DSUs are determined based on the price of the Company's class A common stock on grant date and recognized immediately if fully vested upon grant, or on a straight-line basis over the vesting period as equity based compensation expense and equity.
Equity-based compensation, excluding expense related to the industrial segment which is presented as discontinued operations (Note 15), is as follows:

	Three Months Ended March 31,
(In thousands)	2019	2018
Compensation expense (including $122 and $22 amortization of fair value of dividend equivalent right)	$5,914	$11,714

Changes in the Company’s unvested equity awards are summarized below:

					Weighted Average Grant Date Fair Value
	Restricted Stock	DSUs	PSUs (1)	Total	PSUs	All Other Awards
Unvested shares and units at December 31, 2018	5,422,090	183,134	2,043,949	7,649,173	$5.09	$9.39
Granted	2,752,005	27,391	3,451,992	6,231,388	2.79	5.24
Vested	(1,627,193)	(23,772)	—	(1,650,965)	—	11.40
Forfeited	(93,018)	—	(9,994)	(103,012)	4.56	5.51
Unvested shares and units at March 31, 2019	6,453,884	186,753	5,485,947	12,126,584	$3.65	$7.21
__________

(1)
Represents the number of PSUs granted which does not reflect potential increases or decreases that could result from the final outcome of the total shareholder return at the end of the performance period.

Fair value of equity awards that vested, determined based on their respective fair values at vesting date, was $8.5 million and $105.0 million for the three months ended March 31, 2019 and 2018, respectively.
At March 31, 2019, aggregate unrecognized compensation cost for all unvested equity awards was $53.0 million, which is expected to be recognized over a weighted average period of 2.3 years.
Awards Granted by Managed Companies
Colony Credit and NRE, both managed by the Company, issued restricted stock and performance stock units to the Company and certain of the Company's employees (collectively, "managed company awards"). Colony Credit awards are primarily restricted stock grants that typically vest over a three-year period, subject to service conditions. NRE awards generally have similar terms as the Company's stock awards, except that the NRE performance stock units measure NRE's stock performance against either an absolute total shareholder return threshold or relative to the performance of a specified market index. Employees are entitled to receive shares of NRE common stock if service conditions and/or market conditions are met. Generally, the Company then grants the managed company awards that it receives in its capacity as manager to its employees with substantially the same terms and service requirements. Such grants are made at the discretion of the Company, and the Company may consult with the board of directors or compensation committees of the respective managed companies as to final allocation of awards to its employees.
Managed company awards granted to the Company, pending the grant by the Company to its employees, are recognized based upon their fair value at grant date as an investment in unconsolidated ventures and other liabilities on the consolidated balance sheet. The deferred revenue liability is amortized into other income as the awards vest to the Company. Managed company awards granted to employees, directly by NRE or Colony Credit, or through the Company, are recorded as other asset and other liability, and amortized on a straight-line basis as equity-based compensation expense and as other income, respectively, as the awards vest to the employees. The other asset and other liability associated with managed company awards granted to employees are subject to adjustment to fair value at each reporting period, with changes reflected in equity-based compensation and other income, respectively.
Equity-based compensation expense recognized in relation to managed company awards was $2.8 million and $0.8 million for the three months ended March 31, 2019 and 2018, respectively. A corresponding amount is recognized in other income for managed company awards granted to employees (Note 19). At March 31, 2019, aggregate unrecognized compensation cost for unvested managed company awards was $28.3 million, which is expected to be recognized over a weighted average period of 2.4 years.
Equity-Based Compensation
Upon consummation of the Merger, each outstanding Colony employee restricted stock award granted under the 2014 Equity Incentive Plan (the “Colony Equity Incentive Plan”) that did not vest and was not forfeited was assumed by the Company and was converted into an equivalent restricted stock award of the Company, after giving effect to the Colony exchange ratio. As of January 2, 2017, all shares reserved under the Colony Equity Incentive Plan had been issued. While the Colony Equity Incentive Plan continues to exist following the Merger, no new awards will be granted under this plan.
Outstanding equity awards granted under Colony's 2009 Non-Executive Director Stock Plan (the “Colony Director Stock Plan”) fully vested upon consummation of the Merger and were settled through the issuance of 44,464 shares of the Company's class A common stock. The Colony Director Stock Plan was assumed by the Company upon closing of the Merger.
Substantially all of the outstanding NSAM and NRF equity awards prior to the Merger, except for certain awards as described below, vested upon consummation of the Merger. The vested equity awards were settled in NSAM and NRF shares respectively and converted into the Company's class A common stock based on their respective exchange ratios. All of the vested NSAM and NRF equity awards relate to pre-combination services and form part of the merger consideration.
NSAM 2014 Stock Plan
Upon consummation of the Merger, the Company assumed the following outstanding awards previously issued under NSAM's 2014 Omnibus Stock Incentive Plan ("NSAM 2014 Stock Plan"). Subsequent to the Merger, the Company adopted the NSAM 2014 Stock Plan, as further described below.
Townsend—Restricted stock awards granted to Townsend’s management team, who were previously employees of the Company, did not vest by their terms in connection with the Merger and were converted into the Company's restricted stock awards on a one-for-one basis. On December 29, 2017, the outstanding Townsend awards were fully vested upon the sale of the Company's interest in Townsend.
American Healthcare Investors Joint Venture—In December 2014, NSAM acquired a 43% interest in American Healthcare Investors, LLC (“AHI"), structured as a joint venture between NSAM and the principals of AHI, a healthcare-focused real estate investment management firm, and James F. Flaherty III, former Chief Executive Officer of HCP, Inc., that is accounted for as an equity method investment.
In connection with this arrangement, certain AHI employees were granted equity awards for a fixed dollar amount with a variable number of shares, classified as a liability award. The outstanding award to certain AHI employees did not vest in the Merger. In March 2017, $1.0 million or the equivalent of 70,261 shares of class A common stock were issued in settlement of the equity award to certain AHI employees, and the corresponding $1.0 million outstanding liability was relieved. This was a non-employee award, with equity-based compensation recorded in earnings from investments in unconsolidated ventures on the consolidated statement of operations
Pursuant to a separate contractual arrangement entered into in connection with the investment in AHI, the AHI principals, subject to certain annual performance targets being met, are also entitled to incremental grants of the Company's common stock, which will vest immediately upon issuance. As of December 31, 2018, no incremental awards have been granted.
NRF Incentive Plan
Upon consummation of the Merger, the Company assumed the following outstanding non-employee stock awards that were previously issued under NRF’s Third Amended and Restated 2004 Omnibus Stock Incentive Plan (the "NRF Incentive Plan"), and which continue to be governed by the terms of the NRF Incentive Plan subsequent to the Merger.
Healthcare Partnership—In January 2014, NRF entered into a partnership with James F. Flaherty, III, with the intention of expanding the Company’s healthcare business (“Healthcare Partnership”). In connection with this arrangement, Mr. Flaherty was granted NRF restricted stock units ("RSUs"), which upon the spin-off of NSAM from NRF in July 2014, were adjusted to also relate to an equal number of units of NSAM RSUs, and continue to be governed by the NRF Incentive Plan. This RSU award did not vest by its terms in connection with the consummation of the Merger and was converted into the right to receive an award in the same form for that number of units of the Company's RSU, after giving effect to the relevant Merger exchange ratios. As a non-employee award, the RSUs were remeasured each period end based on the closing price of the Company's class A common stock as of such period end, with related equity-based compensation cost recorded in investment and servicing expense on the consolidated statement of operations and in equity on the consolidated balance sheet. In September 2017, the RSU award was fully vested upon the occurrence of a vesting event under the terms of the applicable award agreement.
CLNY Equity Incentive Plan
Following the Merger, the Company adopted the NSAM 2014 Stock Plan as the Company's successor equity incentive plan and named such plan the Colony NorthStar 2014 Omnibus Stock Incentive Plan, thereafter renamed Colony Capital 2014 Omnibus Stock Incentive Plan in June 2018 (the "CLNY Equity Incentive Plan"). The CLNY Equity Incentive Plan provides for the grant of restricted stock, performance stock units ("PSUs"), Long Term Incentive Plan ("LTIP") units, RSUs, deferred stock units ("DSUs"), options, warrants or rights to purchase shares of the Company's common stock, cash incentives and other equity-based awards. Shares reserved for the issuance of awards under the CLNY Equity Incentive Plan are subject to equitable adjustment upon the occurrence of certain corporate events, provided that this number automatically increases each January 1st by 2% of the outstanding number of shares of the Company’s class A common stock on the immediately preceding December 31st. At December 31, 2018, an aggregate of 44.7 million shares of the Company's class A common stock were reserved for the issuance of awards under the CLNY Equity Incentive Plan.
In 2017, the Company issued certain equity awards, which had a service condition only, in connection with the Merger. This included replacement equity awards issued in January 2017 to certain executives of NSAM, consisting of an aggregate of 4,669,518 shares of restricted common stock and 3,506,387 LTIP units. The number of shares and units issued for the replacement awards were determined based on the volume-weighted average price of the Company's class A common stock over the first five trading days following the Closing Date, subject to a floor of $15.00 per share. All of the replacement equity awards vested on January 10, 2018. Additionally, restricted stock awards were also granted to certain employees as retention awards, subject to graded vesting through January 2020.
Restricted Stock—Restricted stock awards relating to the Company's class A common stock are granted to senior executives and certain employees, with a service condition only and generally subject to annual time-based vesting in equal tranches over a three-year period. Restricted stock is entitled to dividends declared and paid on the Company's class A common stock and such dividends are not forfeitable prior to vesting of the award. Restricted stock awards are valued based on the Company's class A common stock price on grant date and equity-based compensation expense is recognized on a straight-line basis over the requisite three-year service period.
Performance Stock Units ("PSUs")—PSUs are granted to senior executives and certain employees, and are subject to both a service condition and market condition. Following the end of the measurement period for the PSUs, the recipient of PSUs who remain employed will vest in, and be issued a number of shares of the Company's class A common stock, ranging from 0% to 200% of the number of PSUs granted, to be determined based upon the performance of the Company's class A common stock relative to that of a specified peer group over a three-year measurement period (such measurement metric the "total shareholder return"). In addition, recipients of PSUs who terminate after the first anniversary of the PSU grant are eligible to vest in a portion of the PSU award following the end of the measurement period based on achievement of the total shareholder return metric otherwise applicable to the award. PSUs also contain dividend equivalent rights which entitle the recipients to a payment equal to the amount of dividends that would have been paid on the shares that are ultimately issued at the end of the measurement period. In February 2019, the PSUs issued in 2018 were modified to, among other things, reduce the potential maximum number of shares of the Company’s class A common stock to be issued upon final vesting from 200% to 125% of the number of PSUs granted. This modification is not expected to have a material impact on the Company’s financial condition or results of operations.
Fair value of PSUs, including dividend equivalent rights, was determined using a Monte Carlo simulation under a risk-neutral premise, with the following assumptions:

2018 PSU Grant
Expected volatility of the Company's class A common stock (1)	38%
Expected annual dividend yield (2)	7.6%
Risk-free rate (per annum) (3)	2.44%
__________

(1)	Based on a combination of implied volatilities on actively traded stock options and historical volatilities, on the stock of the Company and the specified peer group.

(2)	Based on an average of the Company's current and historical dividend yields.

(3)	Based on the prevailing 3-year zero coupon US Treasury yield on grant date.
Fair value of the PSU award on grant date, excluding dividend equivalent rights, is recognized on a straight-line basis over the three-year measurement period as compensation expense, and is not subject to reversal even if the market condition is not achieved. The dividend equivalent right is accounted for as a liability-classified award. The fair value of the dividend equivalent right is recognized as compensation expense on a straight-line basis over the measurement period, and is subject to adjustment to fair value at each reporting period.
LTIP Units—LTIP units are designated as profits interests for federal income tax purposes. Unvested LTIP units do not accrue distributions. Each vested LTIP unit is convertible, at the election of the holder, into one common OP Unit and upon conversion, subject to the redemption terms of OP Units (Note 17). LTIP units are valued based on the Company's class A common stock price on grant date, with equity-based compensation cost recognized on a straight-line basis over the service period and represent an allocation to noncontrolling interest in the Operating Company.
Deferred Stock Units—Certain non-employee directors may elect to defer the receipt of annual base fees and/or restricted stock awards, and in lieu, receive awards of DSUs. DSUs awarded in lieu of annual base fees are fully vested on their grant date, while DSUs awarded in lieu of restricted stock awards vest one year from their grant date. DSUs are entitled to a dividend equivalent, in the form of additional DSUs based on dividends declared and paid on the Company's class A common stock. Any such additional DSUs will also be credited with additional DSUs as cash dividends are paid, subject to the same restrictions and vesting conditions, if any. Upon separation of service from the Company, vested DSUs are to be settled in shares of the Company’s class A common stock. Fair value of DSUs are determined based on the price of the Company's class A common stock on grant date and recognized immediately if fully vested upon grant, otherwise, on a straight-line basis over the vesting period as equity based compensation expense and equity.
Equity-based compensation expense, excluding amounts related to the industrial segment which is presented as discontinued operations (Note 18), is included in the following line items in the consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2018	2017	2016
Compensation expense (including $270, $0 and $0 amortization of fair value of dividend equivalent right)	$38,928	$146,563	$13,012
Earnings from investments in unconsolidated ventures	—	61	—
Investment and servicing expense	—	4,070	—
	$38,928	$150,694	$13,012

Changes in the Company’s unvested equity awards are summarized below:

						Weighted Average Grant Date Fair Value
	Restricted Stock	LTIP Units	DSUs	PSUs (1)	Total	PSUs	All Other Awards
Unvested shares and units at December 31, 2017	9,149,516	3,506,387	78,267	—	12,734,170	$—	$14.53
Granted	3,605,137	—	263,506	2,138,858	6,007,501	5.09	6.19
Vested	(7,121,545)	(3,506,387)	(158,639)	—	(10,786,571)	—	14.27
Forfeited	(211,018)	—	—	(94,909)	(305,927)	5.09	11.42
Unvested shares and units at December 31, 2018	5,422,090	—	183,134	2,043,949	7,649,173	$5.09	$9.39
__________

(1)
Represents the number of PSUs granted which does not reflect potential increases or decreases that could result from the final outcome of the total shareholder return at the end of the performance period. No PSUs were granted during 2017 and 2016.

Fair value of equity awards that vested, determined based on their respective fair values at vesting date, was $111.2 million, $31.9 million and $9.9 million for the year ended December 31, 2018, 2017 and 2016, respectively.
At December 31, 2018, aggregate unrecognized compensation cost for all unvested equity awards was $35.7 million, which is expected to be recognized over a weighted-average period of 2.0 years.
Awards Granted by Managed Companies
In March 2018, NRE and Colony Credit issued restricted stock and performance stock units to the Company and certain of the Company's employees (collectively, "managed company awards"). NRE awards generally have similar terms as the Company's stock awards, except that the NRE performance stock units measure NRE's stock performance against either an absolute total shareholder return threshold or relative to the performance of a specified market index. Employees are entitled to receive shares of NRE common stock if service conditions and/or market conditions are met. Colony Credit awards are primarily restricted stock grants that typically vest over a three-year period, subject to service conditions. Generally, the Company then grants the managed company awards that it receives in its capacity as manager to its employees with substantially the same terms and service requirements. Such grants are made at the discretion of the Company, and the Company may consult with the board of directors or compensation committees of the respective managed companies as to final allocation of awards to its employees.
Managed company awards granted to the Company, pending the grant by the Company to its employees, are recognized based upon their fair value at grant date as an investment in unconsolidated ventures and other liabilities on the consolidated balance sheet. The deferred revenue liability is amortized into other income as the awards vest to the Company. Managed company awards granted to employees, directly by NRE or Colony Credit, or through the Company, are recorded as other asset and other liability, and amortized on a straight-line basis as equity-based compensation expense and as other income, respectively, as the awards vest to the employees. The other asset and other liability associated with managed company awards granted to employees are subject to adjustment to fair value at each reporting period, with changes reflected in equity-based compensation and other income, respectively.
Equity-based compensation expense recognized in relation to managed company awards was $9.6 million for the year ended December 31, 2018. A corresponding amount is recognized in other income for managed company awards granted to employees (Note 22). At December 31, 2018, aggregate unrecognized compensation cost for unvested managed company awards was $14.4 million, which is expected to be recognized over a weighted-average period of 2.3 years.